Provisions for employee benefits	12 Months Ended
Dec. 31, 2020
Provisions for employee benefits
Provisions for employee benefits

21 Provisions for employee benefits

(€ million)	December 31, 2020	December 31, 2019
Italian defined benefit plans	258	269
Foreign defined benefit plans	493	412
FISDE, foreign medical plans and other	182	177
Defined benefit plans	933	858
Other benefit plans	268	278
Provision for employee benefits	1,201	1,136

The liability relating to Eni’s commitment to cover the healthcare costs of personnel is determined based on the contributions paid by the Company.

Other employee benefit plans related to deferred monetary incentive plans for €128 million, the isopensione plans (a post retirement benefit plan applicable to a specific category of employees) of Eni gas e luce SpA for €97 million, jubilee awards for €28 million and other long-term plans for €15 million.

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	2020						2019
			FISDE,						FISDE,
			foreign						foreign
	Italian	Foreign	medical				Italian	Foreign	medical
	defined	defined	plans	Defined	Other		defined	defined	plans	Defined	Other
	benefit	benefit	and	benefit	benefit		benefit	benefit	and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total	plans	plans	other	plans	plans	Total
Present value of benefit liabilities at beginning of year	269	1,044	177	1,490	278	1,768	275	925	148	1,348	309	1,657
Current cost		23	3	26	50	76		19	2	21	55	76
Interest cost	2	27	2	31	1	32	4	37	3	44	1	45
Remeasurements:	5	48	13	66	4	70	5	41	24	70	1	71
- actuarial (gains) losses due to changes in demographic assumptions	(3)	(10)	2	(11)	2	(9)
- actuarial (gains) losses due to changes in financial assumptions	9	71	13	93	5	98	7	50	3	60	1	61
- experience (gains) losses	(1)	(13)	(2)	(16)	(3)	(19)	(2)	(9)	21	10		10
Past service cost and (gains) losses settlements		(2)		(2)	20	18		1	8	9	(2)	7
Plan contributions:		1		1		1		1		1		1
- employee contributions		1		1		1		1		1		1
Benefits paid	(20)	(33)	(9)	(62)	(63)	(125)	(15)	(28)	(9)	(52)	(88)	(140)
Currency translation differences and other changes	2	32	(4)	30	(22)	8		48	1	49	2	51
Present value of benefit liabilities at end of year (a)	258	1,140	182	1,580	268	1,848	269	1,044	177	1,490	278	1,768
Plan assets at beginning of year		632		632		632		545		545		545
Interest income		15		15		15		20		20		20
Return on plan assets		51		51		51		23		23		23
Past service cost and (gains) losses settlements		(3)		(3)		(3)
Plan contributions:		15		15		15		14		14		14
- employee contributions		1		1		1		1		1		1
- employer contributions		14		14		14		13		13		13
Benefits paid		(21)		(21)		(21)		(19)		(19)		(19)
Currency translation differences and other changes		(41)		(41)		(41)		49		49		49
Plan assets at end of year (b)		648		648		648		632		632		632
Asset ceiling at beginning of year								5		5		5
Change in asset ceiling		1		1		1		(5)		(5)		(5)
Asset ceiling at end of year (c)		1		1		1
Net liability recognized at end of year (a-b+c)	258	493	182	933	268	1,201	269	412	177	858	278	1,136

Employee benefit plans included the liability attributable to partners operating in exploration and production activities of €268 million (€175 million at December 31, 2019). Eni recorded a receivable for an amount equivalent to such liability.

Costs charged to the profit and loss account, valued using actuarial assumptions, consisted of the following:

			FISDE,
	Italian	Foreign	foreign
	defined	defined	medical	Defined	Other
	benefit	benefit	plans and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total
2020
Current cost		23	3	26	50	76
Past service cost and (gains) losses on settlements		1		1	20	21
Interest cost (income), net:
- interest cost on liabilities	2	27	2	31	1	32
- interest income on plan assets		(15)		(15)		(15)
Total interest cost (income), net	2	12	2	16	1	17
- of which recognized in “Payroll and related cost”					1	1
- of which recognized in “Financial income (expense)”	2	12	2	16		16
Remeasurements for long-term plans					4	4
Total	2	36	5	43	75	118
- of which recognized in “Payroll and related cost”		24	3	27	75	102
- of which recognized in “Financial income (expense)”	2	12	2	16		16
2019
Current cost		19	2	21	55	76
Past service cost and (gains) losses on settlements		1	8	9	(2)	7
Interest cost (income), net:
- interest cost on liabilities	4	37	3	44	1	45
- interest income on plan assets		(20)		(20)		(20)
Total interest cost (income), net	4	17	3	24	1	25
- of which recognized in “Payroll and related cost”					1	1
- of which recognized in “Financial income (expense)”	4	17	3	24		24
Remeasurements for long-term plans					1	1
Total	4	37	13	54	55	109
- of which recognized in “Payroll and related cost”		20	10	30	55	85
- of which recognized in “Financial income (expense)”	4	17	3	24		24

Costs of defined benefit plans recognized in other comprehensive income consisted of the following:

	2020				2019
			FISDE,				FISDE,
	Italian		foreign		Italian	Foreign	foreign
	defined	Foreign	medical		defined	defined	medical
	benefit	defined	plans and		benefit	benefit	plans and
(€ million)	plans	benefit plans	other	Total	plans	plans	other	Total
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions	(3)	(10)	2	(11)
Actuarial (gains)/losses due to changes in financial assumptions	9	71	13	93	7	50	3	60
Experience (gains) losses	(1)	(13)	(2)	(16)	(2)	(9)	21	10
Return on plan assets		(51)		(51)		(23)		(23)
Change in asset ceiling		1		1		(5)		(5)
	5	(2)	13	16	5	13	24	42

Plan assets consisted of the following:

							Assets
	Cash and						held by
	cash	Equity	Debt	Real		Investment	insurance
(€ million)	equivalents	securities	securities	estate	Derivatives	funds	company	Other	Total
December 31, 2020
Plan assets with a quoted market price	117	38	297	8	2	76	20	87	645
Plan assets without a quoted market price							3		3
	117	38	297	8	2	76	23	87	648
December 31, 2019
Plan assets with a quoted market price	32	39	388	7	2	79	17	65	629
Plan assets without a quoted market price							3		3
	32	39	388	7	2	79	20	65	632

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for 2021 consisted of the following:

				FISDE, foreign	Other
		Italian defined	Foreign defined	medical plans	benefit
		benefit plans	benefit plans	and other	plans
2020
Discount rate	(%)	0.3	0.1-14.7	0.3	0.0-0.3
Rate of compensation increase	(%)	1.8	1.3-12.5
Rate of price inflation	(%)	0.8	0.8-12.2	0.8	0.8
Life expectations on retirement at age 65	(years)		13-26	24

2019
Discount rate	(%)	0.7	0.0-13.7	0.7	0.0-0.7
Rate of compensation increase	(%)	1.7	1.3-12.5
Rate of price inflation	(%)	0.7	0.8-11.3	0.7	0.7
Life expectations on retirement at age 65	(years)		13-25	24

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

Foreign
		Euro	Rest		Other	defined
		area	of Europe	Africa	areas	benefit plans
2020
Discount rate	(%)	0.4-0.8	0.1-1.4	2.6-14.7	6.4-9.8	0.1-14.7
Rate of compensation increase	(%)	1.3-3.0	2.5-3.6	2.0-12.5	5.0-9.8	1.3-12.5
Rate of price inflation	(%)	1.3-1.9	0.8-3.1	2.6-12.2	3.0-5.0	0.8-12.2
Life expectations on retirement at age 65	(years)	21-22	23-26	13-17		13-26

2019
Discount rate	(%)	0.8-1.0	0.0-2.0	2.6-13.7	7.3-11.3	0.0-13.7
Rate of compensation increase	(%)	1.3-3.0	2.5-3.6	2.0-12.5	10.0-11.3	1.3-12.5
Rate of price inflation	(%)	1.3-2.0	0.8-3.1	2.6-11.3	3.3‑5.0	0.8-11.3
Life expectations on retirement at age 65	(years)	21-22	24-25	13‑17		13-25

The effects of a possible change in the main actuarial assumptions at the end of the year are listed below:

						Rate of
			Rate	Rate of	Healthcare	increases to
			of price	increases in	cost	pensions in
	Discount rate		inflation	pensionable salaries	trend rate	payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2020
Italian defined benefit plans	(10)	6	7
Foreign defined benefit plans	(84)	92	47	25		67
FISDE, foreign medical plans and other	(10)	7			11
Other benefit plans	(3)	1	1
December 31, 2019
Italian defined benefit plans	(12)	13	8
Foreign defined benefit plans	(67)	77	31	18		34
FISDE, foreign medical plans and other	(9)	10			10
Other benefit plans	(4)	1	1

The sensitivity analysis was performed based on the results for each plan through assessments calculated considering modified parameters.

The amount of contributions expected to be paid for employee benefit plans in the next year amounted to €132 million, of which €61 million related to defined benefit plans.

The following is an analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration:

		Foreign	FISDE, foreign
	Italian defined	defined benefit	medical plans	Other benefit
(€ million)	benefit plans	plans	and other	plans
December 31, 2020
2021	12	44	8	71
2022	13	42	7	66
2023	17	50	7	63
2024	20	63	7	16
2025	21	67	7	12
2026 and thereafter	175	227	146	40
Weighted average duration (years)	8.2	19.1	13.7	2.8
December 31, 2019
2020	17	33	9	73
2021	16	35	8	68
2022	12	32	7	61
2023	10	39	7	17
2024	15	49	7	14
2025 and thereafter	199	224	139	45
Weighted average duration (years)	9.4	18.1	13.3	3.0